Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 10,483	¥ 13,463
Total realized and unrealized gains (losses), included in earnings	[1]	(65)	328
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(489)	(2,416)
Purchases		139	247
Sales		(10)
Settlements		(954)	(1,139)
Ending balance		9,104	10,483
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(65)	(27)
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		1,310	3,346
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]		(20)
Transfers out of level 3	[3]	(1,310)	(2,016)
Ending balance			1,310
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		41,177	15,853
Total realized and unrealized gains (losses), included in earnings	[1]	(307)	1,091
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	(84)	(84)
Purchases		12,604	35,335
Settlements		(18,540)	(10,021)
Transfers into level 3	[4]		1,008
Transfers out of level 3	[3]	(6,972)	(2,005)
Ending balance		27,878	41,177
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	(468)	11
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		15,192	884
Total realized and unrealized gains (losses), included in earnings	[1]	(3,032)	514
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	1	(1)
Purchases		74,736	14,026
Settlements		(3,283)	(231)
Ending balance		83,614	15,192
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	¥ (2,278)	¥ 79

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds were transferred out of level 3 because observable market data became available.
[4]	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.